Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Granted stock options	423,795
Weighted average exercise price (in Dollars per share)	$ 1.06	$ 0.97
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Granted stock options	818,004
Fair value granted RSU (in Dollars)	$ 9,858
Several Executive Officers, and Board of Directors [Member]
Related Party Transactions [Line Items]
Granted stock options	423,795
Weighted average exercise price (in Dollars per share)	$ 2.39
Stock Options [Member]
Related Party Transactions [Line Items]
Granted stock options	489,000
Stock Options [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Expected recognized vesting period	1 year
Stock Options [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Expected recognized vesting period	4 years